Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Market Prices for Private Warrants (Details) € in Thousands				12 Months Ended
		Sep. 03, 2024 EUR (€)		Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)		Dec. 31, 2024 $ / shares		Sep. 03, 2024 $ / shares		Dec. 31, 2023 $ / shares
Schedule of Market Prices for Private Warrants [Line Items]
Spot price								$ 15.51	[1]			$ 7.15
Strike price								11.5	[2]			11.5
Expected term (years)	[3]			1 year 11 months 23 days		2 years 11 months 23 days
Risk free rate	[4]			2.78%		4.01%
Dividend yield	[5]			0.00%		0.00%
Annual volatility	[6]			55.41%		33.78%
Fair value per private warrant								6.37				0.81
Second Shareholder Loan [Member]
Schedule of Market Prices for Private Warrants [Line Items]
Spot price	[1]							15.51		$ 13.16		7.15
Strike price								6.2	[7]	6.2	[2]	6.2	[7]
Expected term (years)		2 years	[8]	1 year 7 months 17 days	[9]	1 year 7 months 17 days	[9]
Risk free rate		4.73%	[10]	3.45%	[11]	4.44%	[11]
Dividend yield		0.00%	[5]	0.00%	[5]	0.00%
Annual volatility		64.48%	[6]	46.58%	[12]	70.00%	[12]
Number of warrants outstanding (in Euro) | €		€ 2,500,001		€ 4,000,001		€ 1,500,000
Fair value per private warrant								9.71		8.22		2.98
Second Shareholder Loan Plus [Member]
Schedule of Market Prices for Private Warrants [Line Items]
Spot price	[1]							15.51		13.16
Strike price								6.2	[7]	6.2	[2]
Expected term (years)		2 years	[8]	1 year 7 months 17 days	[9]
Risk free rate		4.73%	[10]	3.45%	[11]
Dividend yield	[5]	0.00%		0.00%
Annual volatility		64.48%	[6]	46.58%	[12]
Number of warrants outstanding (in Euro) | €		€ 4,800,002		€ 4,800,002
Fair value per private warrant								9.71		$ 8.22
First Shareholder Loan [Member]
Schedule of Market Prices for Private Warrants [Line Items]
Spot price	[1]							15.51				7.15
Strike price	[7]							3				3
Expected term (years)	[9]			4 months 2 days		1 year 4 months 2 days
Risk free rate	[11]			2.88%		4.60%
Dividend yield				0.00%	[5]	0.00%
Annual volatility	[12]			46.15%		70.00%
Number of warrants outstanding (in Euro) | €				€ 1,680,000		€ 1,716,667
Fair value per private warrant								$ 12.54				4.55
6-month warrants [Member]
Schedule of Market Prices for Private Warrants [Line Items]
Spot price	[1]											7.15
Strike price	[7]											7
Expected term (years)	[13]					5 months 26 days
Risk free rate	[14]					5.26%
Dividend yield	[5]					0.00%
Annual volatility	[15]					70.00%
Number of warrants outstanding (in Euro) | €						€ 714,285
Fair value per private warrant												1.52
12-month warrants [Member]
Schedule of Market Prices for Private Warrants [Line Items]
Spot price	[1]											7.15
Strike price	[7]											8
Expected term (years)	[13]					11 months 26 days
Risk free rate	[14]					4.80%
Dividend yield	[5]					0.00%
Annual volatility	[15]					70.00%
Number of warrants outstanding (in Euro) | €						€ 625,000
Fair value per private warrant												$ 1.78

[1]	Equal to the observed price of the class A common shares,
[2]	Warrant strike price,
[3]	Calculated as the time period between the end of the reporting period and the warrants expiration date (December 22, 2026),
[4]	Interpolated 1.98-year (December 31, 2023: 2.98) constant maturity US treasury rates,
[5]	Assumed dividend yield of 0%,
[6]	Implied volatility observed through the public warrants traded price.
[7]	Contractual strike price,
[8]	Calculated as the time period between the end of the reporting period and the warrants expiration date (August 26, 2026),
[9]	Calculated as the time period between the end of the reporting period and the warrants expiration date (First shareholder loan: May 05, 2025, second shareholder loan: August 18, 2025, in 2024 amended to August 26, 2026, second shareholder loan plus: August 26, 2026),
[10]	Interpolated 1.9-year constant maturity US treasury rates,
[11]	Interpolated 0.34-year (first shareholder loan; 2023: 1.34-year / 0.63-year (second shareholder loan; 2023: 1.63-year constant maturity US treasury rates /1.63-year (second shareholder loan plus),
[12]	Volatility calculated as the rounded average of different indicators: implied volatility of public warrants, historical volatility of ADSE stock, volatility of the guideline public companies.
[13]	Calculated as the time period between the end of the reporting period and the warrants expiration date (6-month warrants: June 28, 2024, 12-month warrants: December 28, 2024),
[14]	Interpolated 0.49-year (6-month warrants) / 0.99-year (12-months warrants) constant maturity US treasury rates,
[15]	Volatility calculated as the rounded average of different indicators: implied volatility of public warrants, historical volatility of ADSE stock, volatitlity of the guideline public companies.